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                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               601 Congress Street
                              Boston, MA 02210-2805


February 6, 2008

Rebecca Marquigny
Senior Counsel
Securities and Exchange Commission
Office of Insurance Products
100 F Street N.E.
Washington, D.C. 20549-4644

Re: John Hancock Life Insurance Company (U.S.A.) Separate Account H Registration Statement on Form N-4
      File No. 333-146698

Dear Ms. Marquigny:

     On behalf of John Hancock Life Insurance Company (U.S.A.) Separate Account H (File No. 811-4113) (the "Registrant"), a separate account of John Hancock Life Insurance Company (U.S.A.) (the "Company"), we transmit for filing via EDGAR a Pre-Effective Amendment #3 to the initial registration statement on Form N-4 under the Securities Act of 1933, as amended (the "1933 Act") for the registration of a flexible purchase payment deferred variable annuity contract ("Venture(R) Opportunity B Share Variable Annuity Contract") to be issued by the Company.

     The Pre-Effective Amendment has been black-lined to show changes from the Pre-Effective Amendment #2 to the registration statement filed with the Securities and Exchange Commission (the "Commission") on December 26, 2007 (accession number 0000950135-07-007781). The initial registration statement was filed with the Commission on October 15, 2007 (accession number 0000950135-07-006142). The new material in this filing includes changes made in response to staff comments, as well as a 0.01% increase in the bonus ("Credit") rate and a notation about the state availability of sales charges reductions based on "Associated Accounts."

     On behalf of the Registrant and John Hancock Distributors LLC, its Principal Underwriter, I have been authorized to request an order to accelerate the effectiveness of the above-referenced registration statement to the earliest possible time on February 11, 2008. I intend to make such request orally within 24 hours of your receipt of this letter.

     The Company, on behalf of the Registrant, and the Principal Underwriter have authorized us to hereby state to the Commission on their behalf that they are aware of their obligations under the Securities Act of 1933.

     The Commission staff has requested that this Registrant acknowledge and agree, and the Registrant does hereby acknowledge and agree, that:
     - should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
     - the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and
     - the Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

     Please direct any comments and questions regarding the registration statement to me at (617) 663-3192, or, in my absence, to Arnold R. Bergman, Chief Counsel - Annuities at (617) 663-2184.


Very truly yours,

/s/ Thomas J. Loftus

Thomas J. Loftus
Senior Counsel - Annuities